1
The Gabelli Utilities Fund
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.0%
ENERGY AND UTILITIES  — 85.9%
Alternative Energy  — 0.9%
850,000 Algonquin Power & Utilities Corp., New
York ..................................................... $ 5,219,000
13,000 Brookfield Renewable Corp. ...................... 517,790
9,700 Clearway Energy Inc., Cl. C ....................... 381,113
5,000 Eos Energy Enterprises Inc.† .................... 24,800
1,000 First Solar Inc.† ........................................ 197,260
10,000 Fluence Energy Inc.† ................................ 137,600
11,800 Landis+Gyr Group AG ............................... 745,248
65,000 Ormat Technologies Inc. ........................... 7,274,800
83,500 XPLR Infrastructure LP† ........................... 886,770
15,384,381
Diversified Industrial  — 1.1%
37,800 AZZ Inc. ................................................... 4,729,914
3,000 Chart Industries Inc.† ............................... 620,250
4,800 Graham Corp.† ......................................... 378,816
37,080 ITT Inc. .................................................... 7,064,852
199,000 Mueller Water Products Inc., Cl. A ............. 5,470,510
29,500 Park-Ohio Holdings Corp. ......................... 709,180
18,973,522
Electric Integrated  — 49.8%
171,150 Alliant Energy Corp. .................................. 12,281,724
448,500 Ameren Corp. ........................................... 49,299,120
521,000 American Electric Power Co. Inc. .............. 68,292,680
300,800 Avista Corp. ............................................. 12,074,112
420,000 Black Hills Corp. ....................................... 29,152,200
59,373 CMS Energy Corp. .................................... 4,606,157
363,500 Dominion Energy Inc. ............................... 22,471,570
17,200 DTE Energy Co. ........................................ 2,514,984
240,000 Duke Energy Corp. ................................... 31,425,600
177,000 Edison International .................................. 12,952,860
17,600 Entergy Corp. ........................................... 1,977,536
788,507 Evergy Inc. ............................................... 64,594,493
610,750 Eversource Energy .................................... 42,312,760
314,250 Exelon Corp. ............................................ 15,404,535
300,291 FirstEnergy Corp. ..................................... 15,212,742
150,000 Fortis Inc. ................................................ 8,368,557
257,200 Hawaiian Electric Industries Inc.† .............. 3,816,848
40,550 IDACORP Inc. ........................................... 5,797,434
185,500 MGE Energy Inc. ...................................... 14,337,295
1,524,000 NextEra Energy Inc. .................................. 141,549,120
260,000 NiSource Inc. ........................................... 12,131,600
424,000 Northwestern Energy Group Inc. ............... 27,958,560
777,500 OGE Energy Corp. ..................................... 37,288,900
391,600 Otter Tail Corp. ......................................... 34,370,732
268,500 PG&E Corp. .............................................. 4,717,545
305,500 Pinnacle West Capital Corp. ...................... 30,779,125
131,050 Portland General Electric Co. ..................... 6,915,509
541,000 PPL Corp. ................................................ 20,666,200
Shares
Market
Value
176,750 Public Service Enterprise Group Inc. ......... $ 14,307,913
8,000 RWE AG ................................................... 533,355
377,850 The Southern Co. ..................................... 36,470,082
204,523 TXNM Energy Inc. .................................... 11,956,415
49,000 Unitil Corp. ............................................... 2,559,760
462,600 WEC Energy Group Inc. ............................ 53,555,202
382,516 Xcel Energy Inc. ....................................... 30,387,071
883,040,296
Electric Transmission and Distribution  — 1.2%
28,800 Consolidated Edison Inc. .......................... 3,259,584
57,167 Constellation Energy Corp. ........................ 15,963,885
14,400 Sempra .................................................... 1,399,248
200 Talen Energy Corp.† ................................. 63,846
800 The Timken Co. ........................................ 80,456
20,767,019
Environmental Services  — 0.2%
500 Badger Meter Inc. ..................................... 76,175
2,000 Tetra Tech Inc. .......................................... 60,240
75,000 Veolia Environnement SA .......................... 2,831,255
2,000 Waste Connections Inc. ............................ 324,880
3,292,550
Global Utilities  — 3.2%
36,000 Chubu Electric Power Co. Inc. ................... 585,691
20,000 E.ON SE ................................................... 438,298
5,000 EDP SA, ADR ........................................... 263,350
204,500 Emera Inc. ............................................... 10,600,600
34,500 Enagas SA ................................................ 683,489
100,000 Endesa SA ................................................ 4,170,307
290,000 Enel SpA .................................................. 3,142,467
75,000 Equinor ASA ............................................. 3,256,256
550,000 Hera SpA ................................................. 2,525,070
18,000 Hokkaido Electric Power Co. Inc. ............... 119,769
6,520,000 Huaneng Power International Inc., Cl. H .... 4,905,882
213,000 Iberdrola SA ............................................. 4,861,141
31,250 Italgas SpA .............................................. 362,287
188,000 Korea Electric Power Corp., ADR† ............. 2,679,000
50,000 Kyushu Electric Power Co. Inc. ................. 569,610
180,000 National Grid plc ....................................... 3,024,558
32,200 National Grid plc, ADR .............................. 2,724,120
314,500 Redeia Corp. SA ....................................... 5,292,776
29,000 Shikoku Electric Power Co. Inc. ................ 319,410
2,000 Snam SpA ................................................ 15,151
10,000 The Chugoku Electric Power Co. Inc. ......... 62,865
300,000 The Kansai Electric Power Co. Inc. ............ 4,885,479
89,000 Tohoku Electric Power Co. Inc. .................. 656,123
50,000 Tokyo Electric Power Co. Holdings Inc.† .... 201,286
56,344,985
Merchant Energy  — 2.3%
2,953,000 The AES Corp. .......................................... 41,607,770

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Natural Gas Integrated  — 11.4%
469,200 Energy Transfer LP ................................... $ 9,055,560
141,000 Kinder Morgan Inc. ................................... 4,727,730
1,413,000 National Fuel Gas Co. ................................ 132,765,480
468,500 ONEOK Inc. .............................................. 42,347,715
367,000 UGI Corp. ................................................. 13,366,140
202,262,625
Natural Gas Utilities  — 7.0%
65,200 Atmos Energy Corp. ................................. 12,043,744
114,000 CenterPoint Energy Inc. ............................ 4,920,240
5,500 Cheniere Energy Inc. ................................ 1,560,680
30,000 Chesapeake Utilities Corp. ........................ 3,791,100
1,600 EQT Corp. ................................................ 101,824
100,000 Gulf Coast Ultra Deep Royalty Trust† ......... 3,498
14,000 New Jersey Resources Corp. .................... 768,880
424,000 Northwest Natural Holding Co. .................. 22,565,280
148,000 ONE Gas Inc. ............................................ 12,747,240
115,000 RGC Resources Inc. ................................. 2,535,750
604,000 Southwest Gas Holdings Inc. .................... 52,487,600
106,500 Spire Inc. ................................................. 9,642,510
48,000 Venture Global Inc., Cl. A .......................... 756,480
123,924,826
Natural Resources  — 2.5%
18,000 Alliance Resource Partners LP .................. 497,700
256,250 Cameco Corp. .......................................... 27,831,312
33,000 CNX Resources Corp.† ............................. 1,272,150
3,200 Diamondback Energy Inc. ......................... 632,928
3,500 EOG Resources Inc. .................................. 505,995
114,800 Mueller Industries Inc. .............................. 12,719,840
750 Occidental Petroleum Corp. ...................... 48,750
3,000 Tejon Ranch Co.† ..................................... 56,520
43,565,195
Oil  — 1.0%
33,800 APA Corp. ................................................ 1,434,472
16,000 BP plc, ADR ............................................. 752,000
51,200 Chevron Corp. .......................................... 10,593,280
37,000 Devon Energy Corp. .................................. 1,861,840
80,000 Innovex International Inc.† ....................... 1,951,200
40,000 PrairieSky Royalty Ltd. ............................. 925,886
5,000 Secure Waste Infrastructure Corp. ............ 78,463
17,597,141
Services  — 1.9%
552,500 Enbridge Inc. ............................................ 29,912,350
18,000 Halliburton Co. ......................................... 701,820
93,000 MDU Resources Group Inc. ...................... 1,926,960
6,970 Oceaneering International Inc.† ................. 247,226
19,000 RPC Inc. .................................................. 134,520
Shares
Market
Value
26,910 SLB Ltd. ................................................... $ 1,382,905
34,305,781
Water  — 3.3%
8,500 American States Water Co. ....................... 642,770
97,100 American Water Works Co. Inc. ................ 13,214,339
5,500 Artesian Resources Corp., Cl. A ................ 175,175
5,000 California Water Service Group ................. 226,700
7,997 Consolidated Water Co. Ltd. ...................... 264,861
439,250 Essential Utilities Inc. ............................... 17,688,597
86,255 H2O America ............................................ 5,060,581
7,650 Middlesex Water Co. ................................. 398,182
394,000 Severn Trent plc ....................................... 16,114,301
86,043 The York Water Co. ................................... 2,620,009
54,000 United Utilities Group plc, ADR ................. 1,891,080
58,296,595
TOTAL ENERGY AND UTILITIES ............ 1,519,362,686
COMMUNICATIONS  — 7.9%
Business Services  — 0.1%
435,000 Clear Channel Outdoor Holdings Inc.† ....... 1,030,950
Cable and Satellite  — 1.3%
12,700 Charter Communications Inc., Cl. A† ......... 2,741,676
27,500 Cogeco Communications Inc. ................... 1,395,658
75,000 Cogeco Inc. .............................................. 3,737,869
6,500 Comcast Corp., Cl. A ................................ 186,615
4,000 EchoStar Corp., Cl. A† .............................. 468,280
500 GCI Liberty Inc., Cl. A† ............................. 18,425
1,843 GCI Liberty Inc., Cl. C† ............................. 68,578
1,300 Liberty Broadband Corp., Cl. A† ................ 65,286
7,000 Liberty Broadband Corp., Cl. C† ................ 352,100
260,000 Liberty Global Ltd., Cl. A† ......................... 3,143,400
242,000 Liberty Global Ltd., Cl. C† ......................... 2,838,660
240,005 Liberty Latin America Ltd., Cl. A† .............. 2,073,643
60,000 Liberty Latin America Ltd., Cl. C† .............. 529,200
3,000 Optimum Communications Inc., Cl. A† ...... 3,900
100,000 Rogers Communications Inc., Cl. B ........... 3,845,000
38,000 TBS Holdings Inc. ..................................... 1,338,698
16,000 Versant Media Group Inc. ......................... 592,320
23,399,308
Telecommunications  — 5.8%
41,500 America Movil SAB de CV, ADR ................. 1,057,420
476,000 BCE Inc. ................................................... 12,014,240
453,000 Deutsche Telekom AG, ADR ...................... 16,797,240
250,000 Eurotelesites AG† ..................................... 1,277,214
1,448,000 Koninklijke KPN NV .................................. 8,038,641
12,935,000 NTT Inc. ................................................... 12,812,337
17,000 Orange Belgium SA† ................................ 396,919
270,000 Orascom Investment Holding, GDR†(a) ..... 3,780
225,000 Pharol SGPS SA† ..................................... 19,297
20,000 PLDT Inc., ADR ........................................ 420,800
62,000 Proximus SA ............................................ 501,639

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
1,400,000 Singapore Telecommunications Ltd. .......... $ 5,379,171
93,000 Sunrise Communications AG, Cl. A ........... 5,503,702
98,200 Swisscom AG, ADR .................................. 8,204,610
20,000 Tele2 AB, Cl. B .......................................... 411,128
125,000 Telefonica Brasil SA, ADR ......................... 1,988,750
200,000 Telefonica SA, ADR ................................... 868,000
980,000 Telekom Austria AG .................................. 10,319,198
262,000 Telephone and Data Systems Inc. .............. 11,030,200
100,000 Telesat Corp.† .......................................... 3,620,000
10,000 TELUS Corp. ............................................ 128,531
34,000 TIM SA, ADR ............................................ 900,660
18,100 VEON Ltd., ADR† ..................................... 838,030
102,531,507
Wireless Communications  — 0.7%
31,000 Anterix Inc.† ............................................ 1,183,890
85,500 Array Digital Infrastructure Inc. ................. 3,944,970
200 Hutchison Telecommunications Hong
Kong Holdings Ltd. ............................... 30
33,200 Millicom International Cellular SA ............. 2,488,008
70,000 Operadora De Sites Mexicanos SAB de CV 67,059
68,000 SK Telecom Co. Ltd., ADR ........................ 1,991,720
400 SmarTone Telecommunications Holdings
Ltd. ...................................................... 260
267,500 Turkcell Iletisim Hizmetleri A/S, ADR ......... 1,613,025
74,000 Vodafone Group plc, ADR ......................... 1,111,480
12,400,442
TOTAL COMMUNICATIONS .................. 139,362,207
OTHER  — 4.2%
Aerospace  — 0.7%
13,500 Allient Inc. ................................................ 797,715
750,000 Rolls-Royce Holdings plc .......................... 11,237,364
12,035,079
Building and Construction  — 0.5%
10,000 Acciona SA .............................................. 2,575,234
2,200 Arcosa Inc. ............................................... 233,508
19,250 Everus Construction Group Inc.† .............. 2,272,655
20,000 Johnson Controls International plc ............ 2,619,000
7,500 Knife River Corp.† .................................... 612,375
8,312,772
Consumer Products  — 0.0%
700 Belden Inc. ............................................... 80,381
8,000 Essity AB, Cl. A ......................................... 204,930
285,311
Diversified Industrial  — 0.3%
210 Alstom SA† .............................................. 5,889
50,000 Bouygues SA ............................................ 2,855,527
Shares
Market
Value
2,000 Franklin Electric Co. Inc. ........................... $ 184,340
2,000 Herc Holdings Inc. .................................... 199,100
7,500 L.B. Foster Co., Cl. A† ............................... 209,250
3,700 Matthews International Corp., Cl. A ........... 95,534
112,000 Twin Disc Inc. ........................................... 1,687,840
5,237,480
Electronics  — 0.4%
1,500 Keysight Technologies Inc.† ...................... 423,555
1,130 Resideo Technologies Inc.† ...................... 38,092
300 Roper Technologies Inc. ........................... 106,158
320,000 Sony Group Corp., ADR ............................ 6,624,000
100 WESCO International Inc. ......................... 27,362
7,219,167
Entertainment  — 0.0%
120,000 Grupo Televisa SAB, ADR ......................... 349,200
30,000 Ollamani SAB† ......................................... 122,608
471,808
Financial Services  — 0.0%
45,000 Kinnevik AB, Cl. A† ................................... 274,754
78,000 Sony Financial Group Inc., ADR† .............. 351,780
626,534
Health Care  — 0.0%
12,000 Tsumura & Co. ......................................... 283,242
Machinery  — 1.1%
54,000 Astec Industries Inc. ................................. 2,907,360
80,000 Flowserve Corp. ....................................... 5,880,800
39,500 The Gorman-Rupp Co. .............................. 2,454,135
500 Valmont Industries Inc. ............................. 199,785
66,200 Xylem Inc. ................................................ 7,910,900
19,352,980
Metals and Mining  — 0.4%
53,000 Freeport-McMoRan Inc. ............................ 3,115,340
12,200 Vulcan Materials Co. ................................. 3,322,060
6,437,400
Specialty Chemicals  — 0.0%
1,500 Air Products and Chemicals Inc. ............... 435,735
Transportation  — 0.7%
76,000 GATX Corp. .............................................. 12,976,240
TOTAL OTHER ................................ 73,673,748
TOTAL COMMON STOCKS .................. 1,732,398,641
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ................................. 54,000

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
RIGHTS  — 0.0%
OTHER  — 0.0%
Health Care  — 0.0%
21,000 ABIOMED Inc., CVR† ................................ $ 33,600
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.0%
$ 36,128,000 U.S. Treasury Bills,
3.607% to 3.652%††,
05/14/26 to 06/25/26 ............................ 35,890,304
TOTAL INVESTMENTS — 100.0%
(Cost $683,258,215) ............................. $ 1,768,376,545
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt